Accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting policies	Accounting policies
IFRS 15 - Revenue Recognition and Deductions from Revenue
The Group derives its revenues by making, selling and distributing ready to drink beverages.
The revenue from the sale of products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional.
The Group uses various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related customer marketing accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future.
Financing elements are not deemed present in our contracts with customers, as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis
(i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.
The rest of the accounting policies applied by the Group are included in the relevant notes herein.
New and amended standards
The Group has applied the following amendments for the first time in the year ended
31 December 2025:
Amendments to IAS 21 – Lack of Exchangeability (effective for annual periods beginning on or after 1 January 2025)
In August 2023, the IASB amended IAS 21 to assist entities in the determination of whether a currency is exchangeable into another currency, and which spot exchange rate to use when it is not. The amendments also require disclosures that enable the users of financial information to understand how the currency not being exchangeable to another currency affects, or is expected to affect, the entity’s financial operations, financial position and cash flows.
These amendments had no impact on the consolidated financial statements of the Group.
The Group has not early adopted any standards and amendments to accounting standards that have been issued but are not yet effective. The Group’s assessment of the impact of these standards and amendments is set out below:
Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments
(effective for annual periods beginning on or after 1 January 2026)
On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
■clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
■clarify and add further guidance for assessing whether a financial asset meets the solely payments of principle and interest (SPPI) criterion;
■add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environmental, social and governance targets); and
■update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
The Group does not expect these amendments to have a material impact on its operations or consolidated financial statements.
Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity
(effective for annual periods beginning on or after 1 January 2026)
In December 2024, the IASB issued Contracts Referencing Nature-dependent Electricity
(Amendments to IFRS 9 and IFRS 7). These amendments:
■clarify the application of the “own-use” requirements;
■permit hedge accounting if these contracts are used as hedging instruments; and
■introduce new disclosure requirements to enable investors to understand the effects of these contracts on an entity’s financial performance and cash flows.
The clarifications regarding the “own-use” requirements must be applied retrospectively, but the guidance permitting the hedge accounting have to be applied prospectively to new hedging relations designated on or after the date of initial application.
The Group does not expect these amendments to have a material impact on its operations or consolidated financial statements.
IFRS 18 – Presentation and Disclosures in Financial Statements (effective for annual periods beginning on or after 1 January 2027)
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 - Presentation of Financial
Statements. IFRS 18 introduces new requirements for presentation within the income statement, including specified totals and subtotals. Further, entities are required to classify all income and expenses within the income statement into one of five categories:
operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
It also requires disclosure of management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information.
In addition, narrow-scope amendments have been made to IAS 7 - Statement of Cash
Flows, which include changing the starting point for determining the cash flows from operations under the indirect method, from “profit or loss” to “operating profit or loss” and removing the optionality around classification of cash flows from dividends and interest.
Even though IFRS 18 will not affect the recognition or measurement of items in the financial statements, it is expected to have a significant impact on the presentation of the income statement and related disclosures. The Group has continued to progress its assessment of the relevant effects of the new standard and is in the process of determining the specific implications for its consolidated financial statements.
IFRS 19 – Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after 1 January 2027)
Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.
As the Group’s equity instruments are publicly traded, it is not eligible to elect to apply
IFRS 19.
Amendments to IAS 21 - Translation to a Hyperinflationary Presentation Currency (effective for annual periods beginning on or after 1 January 2027)
In November 2025, the Board issued Translation to a Hyperinflationary Presentation
Currency (Amendments to IAS 21). Under the amendments, when an entity’s functional currency is not hyperinflationary but its presentation currency is, all amounts, including comparatives, need to be translated into the presentation currency using the closing rate at the reporting date.
If both the functional and presentation currencies are hyperinflationary, the entity is required to restate the comparative information of foreign operations with non‑hyperinflationary functional currencies using the general price index, in accordance with IAS 29.
The amendments also introduce additional disclosure requirements.
The Group does not expect these amendments to have an impact on its operations or consolidated financial statements.